S000070653 [Member] Average Annual Total Returns		12 Months Ended	57 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
FTSE All World ex-US Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.95%	7.57%
FTSE Developed ex US ex Korea Small Cap Focused Value Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	42.60%	10.86%
iShares International Developed Small Cap Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		43.10%	10.76%
Performance Inception Date			Mar. 23, 2021
iShares International Developed Small Cap Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.83%	9.95%
iShares International Developed Small Cap Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.79%	8.41%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.